Short-Term and Long-Term Debt (Composition of Short-Term Debt and Weighted Average Contract Interest Rate on Short-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Short-term Debt [Line Items]
Short-term debt	¥ 307,269	¥ 336,832
Weighted average rate	1.40%	1.70%
Japan | Bank Borrowings
Short-term Debt [Line Items]
Short-term debt	¥ 81,726	¥ 131,822
Weighted average rate	0.30%	1.00%
Japan | Commercial Paper
Short-term Debt [Line Items]
Short-term debt	¥ 12,999	¥ 12,998
Weighted average rate	0.00%	0.10%
Overseas | Bank Borrowings
Short-term Debt [Line Items]
Short-term debt	¥ 209,852	¥ 187,300
Weighted average rate	1.90%	2.20%
Overseas | Medium-term Notes
Short-term Debt [Line Items]
Short-term debt	¥ 1,336
Weighted average rate	3.00%
Overseas | Commercial Paper
Short-term Debt [Line Items]
Short-term debt	¥ 1,356	¥ 4,712
Weighted average rate	1.00%	2.60%